SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 53,888	$ 41,576
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	203,037	136,279
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	89,123	72,613
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	59,618	17,896
United Kingdom | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	49,548	43,031
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 4,748	$ 2,739